Share-based Compensation - HCML Options Fair value Assumptions (Details) - HCML Share Option Scheme - £ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation
Weighted average grant date fair value of share options (in GBP per share)	£ 1.40	£ 1.07	£ 1.67
Significant inputs into the valuation model (weighted average):
Exercise price (in GBP per share)	3.71	3.18	4.69
Share price at effective date of grant (in GBP per share)	£ 3.71	£ 3.07	£ 4.66
Expected volatility (in percentage) (note (a))	42.60%	38.40%	37.60%
Risk-free interest rate (in percentage) (note (b))	0.59%	0.56%	1.46%
Contractual life of share options (in years)	10 years	10 years	10 years
Expected dividend yield (in percentage) (note (c))	0.00%	0.00%	0.00%